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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith, Esq.

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Eubel Brady & Suttman
Income and Appreciation Fund
Ticker Symbol: EBSZX

Eubel Brady & Suttman
Income Fund
Ticker Symbol: EBSFX

Each a series of the
Eubel Brady & Suttman Mutual Fund Trust

SEMI-ANNUAL REPORT
January 31, 2022
(Unaudited)

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
LETTER TO OUR SHAREHOLDERS	January 31, 2022

Dear Shareholders:

Fixed-income markets can often be humdrum from one reporting period to the next, but not so during the six months ended January 31, 2022. The Delta variant of COVID-19 and subsequently its relative, Omicron, contributed to supply chain and labor disruptions which along with domestic monetary and energy policy contributed to elevated levels of inflation. The notion that inflation was “transitory” began falling from the Federal Reserve’s (the “Fed”) narrative in the autumn of 2021 and the possibility of an earlier-than-anticipated reduction in monthly Treasury and Agency bond purchases gained momentum, as did the prospect of higher overnight rates sooner than forecasted just a few months ago.

Yields rose and credit spreads (number of basis points a security yields over a Treasury of equal maturity) widened across maturity and credit spectrums during the period with 10-Year and 30-Year investment grade issues widening the most.

We discuss the current environment, review our investment philosophy and results, and share our perspective below. Feel free to give us a call with questions, comments or both.

A Review of the Semi-Annual Period –

Inflation – In the final three months of the period, monthly annualized inflation rates registered 6.8%, 7.0% and 7.5%, respectively. Americans last experienced inflation at these levels around 40-Years ago in the early-to-mid ’80s.

In light of the Fed’s 2020 decision to begin focusing on a 2% average rate of inflation rather than 2% at a point in time, higher levels are not surprising; however, supply chain and labor disruptions, as well as energy policy exacerbated the situation, from our vantage point. Higher commodity prices, which are currently prevalent, can have a self-regulating effect over time – curbing demand and enticing producers to increase production – balancing demand and supply.

Monetary Policy – The tone of the Fed’s messaging shifted notably in the final months of the period as it grappled with the prospect of higher-than-forecasted inflation for longer. In November 2021, it announced that monthly bond purchases of Treasury and Agency debt would be reduced by $15 billion per month. Then, it reduced purchases by $30 billion in December. In January 2022, the Fed announced the possibility of concurrently ending its bond buying program and hiking overnight rates in March to battle inflation.

Fixed-Income Markets – Major shifts occurred during the period. As a reference point, in August 2021 Treasurys maturing in seven years (i.e., 7-Year Treasury) or less yielded less than 1%. However, by January 2022, only Treasurys maturing in 1-Year or less yielded sub-1% – a notable shift.

Toward period’s end, the yield curve flattened as markets anticipated the Fed’s moves; however, longer maturities (e.g., 10 years and beyond) did not sync up with recently elevated levels of inflation.

We adapted to the changing landscape during the final months of the period by extending maturities modestly (into the steepest segment of the yield curve) to increase yield.

Regarding convertible securities, recent volatility increased the number of securities in our opportunity set as equity prices declined and yields rose. We were able to increase our convertible exposure 670 basis points during the period (a basis point is 1/100th of 1%).

Convertible mutual funds, in aggregate, experienced estimated outflows of $1.2B during the period. We believe this contributed to the increased number of securities eligible for review, and in some cases capitalize on. New convertible issuance declined more than an estimated 20% in 2021 versus 2020. Most of the decline occurred in the final months of calendar year 2021 and by January 2022 new issuance was down to a trickle. Issuers are seemingly taking a pause and evaluating the landscape.

When attractively priced convertibles are not available for purchase, we generally hold non-convertible corporate bonds. If equity markets weaken further in the future, those convertibles issued on rich initial terms may become more interesting. We would enjoy an opportunity to check a few more items off our shopping list.

Investment Philosophy – Managing risks so that investors are adequately compensated for them is an important element of our bottom-up investment philosophy. Interest rates are extremely difficult to accurately forecast over time, so we refrain from doing so. We are, however, cognizant of interest rate levels.

In our view, flexibility in portfolio management can support long-term success. Therefore, each Fund has latitude with respect to maturity, duration (price sensitivity to a change in interest rates) and credit quality (among other factors). This flexibility allows us to invest where we find the most value, rather than being confined to specific maturity, duration and credit rating targets (boxes, if you will). Being largely unconstrained allows us to hold bonds to maturity, and we often do so. We believe this flexibility provides the Funds an advantage over those confined to specific mandates. Only EBS clients are permitted to invest in the Funds. This provides a more stable asset base as compared to funds open to the public.

Each Fund held fewer than 50 securities at period-end, yet maintained good diversification in our view. While many funds hold hundreds of securities, we believe a narrower focus is more advantageous. The composition of the EBS Funds will often be materially different than their benchmarks. As such, you should expect the Funds’ returns to diverge from their benchmarks, often significantly. Neither Fund uses leverage (borrows money) to make investments.

Results For Various Periods Ended January 31, 2022 – Since inception (September 30, 2014) through January 31, 2022, the Eubel Brady & Suttman Income and Appreciation Fund (“EBSZX”) posted an average annual total return of 3.46%, while its primary benchmark, the ICE BofA U.S. Yield Alternatives Index (the “Index”), returned 4.61% (annualized) over the same period. During the five-year period ended January 31, 2022, the Fund returned 3.82% per year and the Index 6.74%. During the three-year period ended January 31, 2022, the Fund returned 5.16% per year and the Index 7.60%. Over the year ended January 31, 2022, the Fund returned 4.01% and the Index declined -2.15%. Over the six-month period ended January 31, 2022, the Fund increased 0.38% and the Index declined -4.93%.

The primary factors contributing to EBSZX’s outperformance during the six-month and one-year periods and underperformance in other periods ended January 31, 2022, are described below:

●	EBSZX’s investment in short-duration non-convertible securities and underweight allocation to convertibles contributed to its outperformance relative to its primary benchmark. In addition, EBSZX’s convertible securities performed well, on average.

●	The Fund’s modest equity sensitivity benefited it commensurately as equity markets lifted, but not enough to keep pace with the more equity sensitive benchmark over the three-year, five-year and since-inception periods.

We believe EBSZX is positioned well to capitalize on additional convertible investments should downside volatility serve up opportunities at compelling prices. Through our lens, the environment for convertibles is improving marginally.

Since inception (September 30, 2014) through January 31, 2022, the Eubel Brady & Suttman Income Fund (“EBSFX”) logged an average annual total return of 2.40%, while its primary benchmark, the ICE BofA U.S. Corporate & Government Master Index (the “ICE Index”) increased 3.08% per annum over the same period. During the five-year period ended January 31, 2022, the Fund returned 2.48% per annum and the ICE Index 3.44% per annum. During the three-year period ended January 31, 2022, the Fund returned 3.00% per annum and the ICE Index 4.26%

per annum. Over the year ended January 31, 2022, the Fund increased 0.60% and the ICE Index declined -2.98%. Over the six-month period ended January 31, 2022, the Fund declined -0.52% and the ICE Index declined -3.33%.

The primary factors contributing to EBSFX’s outperformance during the six-month and one-year periods and underperformance in other periods ended January 31, 2022, are described below:

●	EBSFX’s primary reason for outperforming on a six-month and one-year basis was due to its portfolio having, on average, shorter maturities than its primary benchmark. As Treasury yields rose, their prices declined, negatively impacting the primary benchmark more than the Fund.

●	EBSFX’s primary reasons for underperforming during the other periods were, in part, due to its weighted average maturity and duration (price sensitivity to a change in interest rates) being shorter than its primary benchmark and it had less exposure to Government & Agency debt. Due to its greater exposure to Government & Agency debt and longer average duration, the primary benchmark benefited more from declining yields than did the Fund.

Our Perspective – In recent months the Fed has made significant course corrections, going from thinking about reducing monthly Treasury and Agency bond purchases and rates “lower for longer,” to actually reducing monthly bond purchases and talking about increasing overnight rates in March. Recent elevated rates of inflation are the catalyst.

With the Fed tightening and yield curve flattening (i.e., the difference in yield between the 10-Year and 2-Year Treasury narrowing), we would not be surprised to see increased levels of volatility in fixed- income and equity markets. Given our reasonably short-duration portfolios, we believe that we continue to be positioned well to capitalize on opportunities as they arise.

If yields simply rise at a measured pace, we can methodically roll maturing instruments into higher yielding ones and extend maturities if the additional compensation is adequate (like we did during this period).

Regarding EBSZX, our exposure to convertible securities is less than we would prefer and we will continue thoughtfully and methodically adding companies as they become available at compelling prices.

We welcome your questions, comments or both and may be reached at 1-800-391-1223. As always, we appreciate your trust and confidence in our firm.

Sincerely,

The EBS Research Group

Important Disclosures – Performance data quoted in this letter or the report itself represents past performance. Past performance does not guarantee future results. The value of an investor’s shares will fluctuate and may be worth more or less than the original cost when redeemed. Current performance may be higher or lower than performance quoted herein. Performance data, current to the most recent month end, is available by calling 1-800-391-1223.

The information in this “Letter To Our Shareholders” represents the opinion of the author and is not intended to be a forecast or investment advice. This publication does not constitute an offer or solicitation of any transaction in any securities. Information contained in this publication has been obtained from sources believed to be reliable but has not been independently verified by EBS. Please note that any discussion of fund holdings, fund performance and views expressed are as of January 31, 2022 (except if otherwise stated) and are subject to change without notice.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
PORTFOLIO INFORMATION
January 31, 2022 (Unaudited)

Eubel Brady & Suttman Income and Appreciation Fund
Asset Allocation (% of Net Assets)

Eubel Brady & Suttman Income Fund
Asset Allocation (% of Net Assets)

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

CORPORATE BONDS — 53.2%	Coupon	Maturity	Par Value	Value
Communications — 4.2%
Discovery Communications, LLC	2.950%	03/20/23	$900,000	$914,537
Discovery Communications, LLC	3.800%	03/13/24	2,085,000	2,162,634
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	1.211%	03/16/22	2,100,000	2,102,161
				5,179,332
Consumer Staples — 1.0%
Honeywell International, Inc.	0.483%	08/19/22	219,000	219,034
Kroger Company (The)	3.850%	08/01/23	1,000,000	1,031,385
				1,250,419
Energy — 3.4%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	3,000,000	3,105,000
Exxon Mobil Corporation	3.043%	03/01/26	1,000,000	1,038,517
				4,143,517
Financials — 23.6%
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a)(b)	6.250%	03/05/65	2,000,000	2,120,000
Bank OZK (SOFR + 209, effective 10/01/26) (a)	2.750%	10/01/31	2,420,000	2,407,003
Charles Schwab Corporation (The)	0.900%	03/11/26	3,000,000	2,885,509
CNG Holdings, Inc., 144A	12.500%	06/15/24	2,700,000	2,541,375
First Maryland Capital I (3MO LIBOR + 100) (a)	1.239%	01/15/27	2,000,000	1,952,336
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	0.914%	02/23/23	500,000	502,537
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	1.259%	07/24/23	2,500,000	2,507,929
JPMorgan Chase & Company (3MO LIBOR + 123) (a)	1.489%	10/24/23	2,000,000	2,014,474
M&T Bank Corporation (3MO LIBOR + 68) (a)	0.947%	07/26/23	1,510,000	1,519,565
NCP SNIP (c)(d)	13.500%	12/31/25	1,800,000	1,800,000
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	2,500,000	2,532,000
Southern Bancshares (N.C.), Inc. (SOFR + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	2,170,694
Truist Bank (3MO LIBOR + 67) (a)	0.820%	05/15/27	2,000,000	1,945,010
Wells Fargo & Company	3.750%	01/24/24	1,895,000	1,970,602
				28,869,034

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 53.2% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 11.7%
AbbVie, Inc.	2.900%	11/06/22	$3,000,000	$3,042,123
AmerisourceBergen Corporation	0.737%	05/15/23	3,380,000	3,360,081
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	1.210%	06/06/22	2,615,000	2,622,823
Danaher Corporation	2.200%	11/15/24	1,492,000	1,508,033
McKesson Corporation	0.900%	12/03/25	3,900,000	3,714,878
				14,247,938
Industrials — 2.5%
General Electric Company (3MO LIBOR + 100) (a)	1.203%	03/15/23	1,000,000	1,004,738
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,130,000	1,169,350
Republic Services, Inc.	2.500%	08/15/24	849,000	859,594
				3,033,682
Materials — 4.6%
Ball Corporation	4.000%	11/15/23	2,000,000	2,063,220
DowDuPont, Inc.	4.493%	11/15/25	1,345,000	1,454,937
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	2,049,015
				5,567,172
Utilities — 2.2%
American Electric Power Company, Inc.	2.031%	03/15/24	2,680,000	2,683,671

Total Corporate Bonds (Cost $64,919,808)				$64,974,765

CONVERTIBLE BONDS — 18.5%	Coupon	Maturity	Par Value	Value
Communications — 2.9%
Twitter, Inc., 144A	0.000%	03/15/26	$4,000,000	$3,540,000

Consumer Discretionary — 4.1%
Etsy, Inc., 144A	0.250%	06/15/28	3,000,000	2,962,500
Patrick Industries, Inc.	1.000%	02/01/23	2,000,000	2,016,000
				4,978,500
Financials — 9.1%
Ares Capital Corporation	4.625%	03/01/24	2,000,000	2,350,999
Hope Bancorp, Inc.	2.000%	05/15/38	3,720,000	3,706,121

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE BONDS — 18.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 9.1% (Continued)
Prospect Capital Corporation	6.375%	03/01/25	$2,132,000	$2,331,234
Redwood Trust, Inc.	4.750%	08/15/23	2,700,000	2,733,750
				11,122,104
Technology — 2.4%
Envestnet, Inc., 144A	0.750%	08/15/25	3,000,000	2,890,702

Total Convertible Bonds (Cost $22,174,035)				$22,531,306

BANK DEBT — 2.5%	Coupon	Maturity	Par Value	Value
Financials — 2.5%
NCP SPV Texas, L.P. Revolving Loan (Prime + 275) (a)(c)(d) (Cost $3,096,649)	6.000%	11/30/22	$3,096,649	$3,104,734

COMMON STOCKS — 2.1%			Shares	Value
Financials — 2.1%
Capital One Financial Corporation			9,904	$1,453,214
Lincoln National Corporation			15,673	1,096,797
Total Common Stocks (Cost $934,971)				$2,550,011

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMERCIAL PAPER — 8.6% (e)	Par Value	Value
Amcor Flexibles North America, Inc., 0.18%, due 02/04/22	$3,500,000	$3,499,949
Harley-Davidson Funding Corporation, 0.32%, due 02/03/22	3,500,000	3,499,938
Koch Industries, Inc., 0.13%, due 03/01/22	3,500,000	3,499,664
Total Commercial Paper (Cost $10,499,551)		$10,499,551

MONEY MARKET FUNDS — 14.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (f) (Cost $17,729,386)	17,729,386	$17,729,386

Total Investments at Value — 99.4% (Cost $119,354,400)		$121,389,753

Other Assets in Excess of Liabilities — 0.6%		773,439

Net Assets — 100.0%		$122,163,192

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $18,740,927 as of January 31, 2022, representing 15.3% of net assets.

LIBOR -	London Interbank Offered Rate.

SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Security has a perpetual maturity date.

(c)	Illiquid security. The total fair value of these securities as of January 31, 2022 was $4,904,734, representing 4.0% of net assets.

(d)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total fair value of these securities as of January 31, 2022 was $4,904,734, representing 4.0% of net assets.

(e)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.

(f)	The rate shown is the 7-day effective yield as of January 31, 2022.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2022 (Unaudited)

Corporate Bonds — 51.6%	Coupon	Maturity	Par Value	Value
Communications — 3.2%
Discovery Communications, LLC	3.950%	06/15/25	$1,351,000	$1,417,966
Discovery Communications, LLC	4.900%	03/11/26	4,000,000	4,340,279
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	1.211%	03/16/22	5,000,000	5,005,144
				10,763,389
Consumer Staples — 2.4%
Kroger Company (The)	2.650%	10/15/26	8,098,000	8,238,370

Energy — 1.7%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	5,700,000	5,899,500

Financials — 19.5%
Bank of America Corporation (3MO LIBOR + 370.5 effective 09/05/24) (a)(b)	6.250%	03/05/65	4,000,000	4,240,000
Bank OZK (SOFR + 209, effective 10/01/26) (a)	2.750%	10/01/31	6,260,000	6,226,379
Charles Schwab Corporation (The)	0.900%	03/11/26	7,000,000	6,732,853
CNG Holdings, Inc., 144A	12.500%	06/15/24	6,300,000	5,929,875
First Maryland Capital I (3MO LIBOR + 100) (a)	1.239%	01/15/27	5,000,000	4,880,840
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	0.914%	02/23/23	2,500,000	2,512,685
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	1.259%	07/24/23	5,500,000	5,517,444
JPMorgan Chase & Company	2.700%	05/18/23	3,000,000	3,050,932
JPMorgan Chase & Company (3MO LIBOR + 123) (a)	1.489%	10/24/23	2,115,000	2,130,306
Morgan Stanley	4.875%	11/01/22	3,100,000	3,186,961
NCP SNIP (c)(d)	13.500%	12/31/25	5,725,000	5,725,000
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	5,000,000	5,064,000
Southern Bancshares (N.C.), Inc. (SOFR + 241 effective 06/30/26) (a)	3.125%	06/30/31	5,800,000	5,722,740
Truist Bank (3MO LIBOR + 67) (a)	0.820%	05/15/27	5,788,000	5,628,860
				66,548,875

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS — 51.6% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 15.6%
AbbVie, Inc.	2.900%	11/06/22	$7,275,000	$7,377,148
AmerisourceBergen Corporation	3.400%	05/15/24	9,500,000	9,818,475
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	1.210%	06/06/22	5,825,000	5,842,428
Cigna Corporation	1.131%	07/15/23	4,400,000	4,442,458
Danaher Corporation	2.200%	11/15/24	3,858,000	3,899,458
McKesson Corporation	0.900%	12/03/25	10,465,000	9,968,255
Thermo Fisher Scientific, Inc.	1.215%	10/18/24	5,415,000	5,339,726
Walgreens Boots Alliance, Inc.	0.950%	11/17/23	6,500,000	6,428,188
				53,116,136
Industrials — 3.3%
General Electric Company (3MO LIBOR + 100) (a)	1.203%	03/15/23	5,000,000	5,023,687
Penske Truck Leasing Company, L.P., 144A	2.700%	03/14/23	5,000,000	5,063,103
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,000,000	1,034,823
				11,121,613
Materials — 5.9%
Ball Corporation	4.000%	11/15/23	2,000,000	2,063,220
Ball Corporation	5.250%	07/01/25	2,836,000	3,048,700
Cabot Corporation	3.700%	07/15/22	3,980,000	4,029,193
DowDuPont, Inc.	4.205%	11/15/23	8,000,000	8,364,360
Steel Dynamics, Inc.	2.800%	12/15/24	2,696,000	2,762,072
				20,267,545
Total Corporate Bonds (Cost $176,869,927)				$175,955,428

U.S. TREASURY OBLIGATIONS — 17.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.750%	12/31/23	$32,000,000	$31,758,750
U.S. Treasury Notes	0.250%	06/30/25	10,000,000	9,600,390
U.S. Treasury Notes	0.750%	03/31/26	10,000,000	9,673,047
U.S. Treasury Notes	0.375%	07/31/27	10,000,000	9,331,641
Total U.S. Treasury Obligations (Cost $61,275,870)				$60,363,828

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

BANK DEBT — 1.9%	Coupon	Maturity	Par Value	Value
Financials — 1.9%
NCP SPV Texas, L.P. Revolving Loan (Prime + 275) (a)(c)(d) (Cost $6,287,135)	6.000%	11/30/22	$6,287,135	$6,303,551

COMMERCIAL PAPER — 11.7% (e)			Par Value	Value
Amcor Flexibles North America, Inc., 0.18%, due 02/04/22			$10,000,000	$9,999,855
Harley-Davidson Funding Corporation, 0.32%, due 02/03/22			10,000,000	9,999,822
Koch Industries, Inc., 0.13%, due 03/01/22			10,000,000	9,999,039
Southern California Edison Company, 0.33%, due 02/28/22			10,000,000	9,997,525
Total Commercial Paper (Cost $39,996,242)				$39,996,241

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 15.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (f) (Cost $52,784,723)	52,784,723	$52,784,723

Total Investments at Value — 98.4% (Cost $337,213,897)		$335,403,771

Other Assets in Excess of Liabilities — 1.6%		5,427,315

Net Assets — 100.0%		$340,831,086

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $22,991,301 as of January 31, 2022, representing 6.7% of net assets.

LIBOR -	London Interbank Offered Rate.

SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Security has a perpetual maturity date.

(c)	Illiquid security. The total fair value of these securities as of January 31, 2022 was $12,028,551, representing 3.5% of net assets.

(d)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total fair value of these securities as of January 31, 2022 was $12,028,551, representing 3.5% of net assets.

(e)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.

(f)	The rate shown is the 7-day effective yield as of January 31, 2022.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2022 (Unaudited)

	Eubel Brady
	& Suttman
	Income and	Eubel Brady
	Appreciation	& Suttman
	Fund	Income Fund
ASSETS
Investments in securities:
At cost	$119,354,400	$337,213,897
At value (Note 2)	$121,389,753	$335,403,771
Receivable for capital shares sold	158,293	4,307,720
Dividends and interest receivable	634,860	1,153,975
Other assets	17,935	20,223
Total assets	122,200,841	340,885,689

LIABILITIES
Distributions payable	121	512
Payable for capital shares redeemed	15,202	8,163
Payable to administrator (Note 4)	10,390	22,280
Other accrued expenses	11,936	23,648
Total liabilities	37,649	54,603

NET ASSETS	$122,163,192	$340,831,086

NET ASSETS CONSIST OF:
Paid-in capital	$119,208,453	$345,063,974
Accumulated earnings (deficit)	2,954,739	(4,232,888)
NET ASSETS	$122,163,192	$340,831,086

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,137,537	34,621,679

Net asset value, offering price and redemption price per share (Note 2)	$10.06	$9.84

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2022 (Unaudited)

	Eubel Brady
	& Suttman
	Income and	Eubel Brady
	Appreciation	& Suttman
	Fund	Income Fund
INVESTMENT INCOME
Dividends	$32,058	$3,006
Interest	1,474,729	2,868,734
Total investment income	1,506,787	2,871,740

EXPENSES
Administration fees (Note 4)	54,648	142,906
Shareholder servicing fees (Note 6)	24,437	64,749
Legal fees	16,573	16,573
Registration and filing fees	13,196	14,545
Custody and bank service fees	9,689	16,965
Audit and tax services fees	9,090	9,090
Trustees’ fees (Note 4)	8,125	8,125
Insurance expense	3,734	8,149
Printing of shareholder reports	2,530	2,413
Postage and supplies	2,061	2,093
Pricing fees	2,197	1,937
Other expenses	8,683	9,182
Total expenses	154,963	296,727

NET INVESTMENT INCOME	1,351,824	2,575,013

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	1,856,854	72,930
Net change in unrealized appreciation (depreciation) on investments	(2,725,040)	(4,163,602)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(868,186)	(4,090,672)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$483,638	$(1,515,659)

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	January 31,	Year Ended
	2022	July 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$1,351,824	$2,794,291
Net realized gains from investment transactions	1,856,854	3,435,119
Net change in unrealized appreciation (depreciation) on investments	(2,725,040)	3,113,629
Net increase in net assets resulting from operations	483,638	9,343,039

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,546,600)	(3,444,131)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	7,964,494	16,849,213
Net asset value of shares issued in reinvestment of distributions to shareholders	3,544,702	3,442,296
Payments for shares redeemed	(4,467,800)	(9,640,065)
Net increase in net assets from capital share transactions	7,041,396	10,651,444

TOTAL INCREASE IN NET ASSETS	3,978,434	16,550,352

NET ASSETS
Beginning of period	118,184,758	101,634,406
End of period	$122,163,192	$118,184,758

CAPITAL SHARES ACTIVITY
Shares sold	774,516	1,655,391
Shares reinvested	348,695	341,630
Shares redeemed	(434,690)	(956,608)
Net increase in shares outstanding	688,521	1,040,413
Shares outstanding at beginning of period	11,449,016	10,408,603
Shares outstanding at end of period	12,137,537	11,449,016

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	January 31,	Ended
	2022	July 31,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income	$2,575,013	$5,460,795
Net realized gains from investment transactions	72,930	755,400
Net change in unrealized appreciation (depreciation) on investments	(4,163,602)	2,088,437
Net increase (decrease) in net assets resulting from operations	(1,515,659)	8,304,632

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,571,657)	(5,481,954)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	66,724,818	135,505,778
Net asset value of shares issued in reinvestment of distributions to shareholders	2,568,574	5,474,966
Payments for shares redeemed	(35,914,090)	(35,759,813)
Net increase in net assets from capital share transactions	33,379,302	105,220,931

TOTAL INCREASE IN NET ASSETS	29,291,986	108,043,609

NET ASSETS
Beginning of period	311,539,100	203,495,491
End of period	$340,831,086	$311,539,100

CAPITAL SHARES ACTIVITY
Shares sold	6,728,454	13,631,168
Shares reinvested	259,135	551,547
Shares redeemed	(3,618,636)	(3,598,961)
Net increase in shares outstanding	3,368,953	10,583,754
Shares outstanding at beginning of period	31,252,726	20,668,972
Shares outstanding at end of period	34,621,679	31,252,726

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$10.32		$9.76	$9.81	$9.86	$9.97	$9.71
Income (loss) from investment operations:
Net investment income	0.11		0.26	0.34	0.32	0.27	0.27
Net realized and unrealized gains (losses) on investments	(0.07)		0.63	(0.05)	(0.05)	(0.11)	0.27
Total from investment operations	0.04		0.89	0.29	0.27	0.16	0.54
Less distributions from:
Net investment income	(0.12)		(0.27)	(0.34)	(0.32)	(0.27)	(0.28)
Net realized gains on investments	(0.18)		(0.06)	—	—	—	—
Total distributions	(0.30)		(0.33)	(0.34)	(0.32)	(0.27)	(0.28)
Net asset value at end of period	$10.06		$10.32	$9.76	$9.81	$9.86	$9.97
Total return (a)	0.38	% (b)	9.20%	3.04%	2.82%	1.61%	5.65%
Net assets at end of period (000’s)	$122,163		$118,185	$101,634	$88,796	$88,318	$84,969
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.25	% (c)	0.26%	0.27%	0.27%	0.25%	0.26%
Ratio of net investment income to average net assets	2.21	% (c)	2.59%	3.48%	3.24%	2.71%	2.72%
Portfolio turnover rate	20	% (b)	50%	45%	16%	60%	42%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2022		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value at beginning of period	$9.97		$9.85	$9.86	$9.82	$10.00	$9.97
Income (loss) from investment operations:
Net investment income	0.08		0.21	0.35	0.33	0.27	0.24
Net realized and unrealized gains (losses) on investments	(0.13)		0.12	(0.01)	0.04	(0.19)	0.04
Total from investment operations	(0.05)		0.33	0.34	0.37	0.08	0.28
Less distributions from:
Net investment income	(0.08)		(0.21)	(0.35)	(0.33)	(0.26)	(0.24)
Net realized gains on investments	—		—	—	—	—	(0.01)
Total distributions	(0.08)		(0.21)	(0.35)	(0.33)	(0.26)	(0.25)
Net asset value at end of period	$9.84		$9.97	$9.85	$9.86	$9.82	$10.00
Total return (a)	(0.52	%) (b)	3.43%	3.49%	3.86%	0.86%	2.75%
Net assets at end of period (000’s)	$340,831		$311,539	$203,495	$200,716	$198,903	$185,957
Ratios/supplementary data:
Ratio of total expenses to average net assets	0.18	% (c)	0.20%	0.21%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.59	% (c)	2.13%	3.51%	3.37%	2.69%	2.36%
Portfolio turnover rate	26	% (b)	33%	27%	19%	65%	40%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited)

1.	Organization

Eubel Brady & Suttman Income and Appreciation Fund (“EBS Income and Appreciation Fund”) and Eubel Brady & Suttman Income Fund (“EBS Income Fund”) (individually, a “Fund” and collectively, the “Funds”) are each a no-load diversified series of Eubel Brady & Suttman Mutual Fund Trust (the “Trust”), an open-end management investment company organized as an Ohio business trust on April 22, 2014.

The investment objective of EBS Income and Appreciation Fund is to provide total return through a combination of current income and capital appreciation.

The investment objective of EBS Income Fund is to preserve capital, produce income and maximize total return.

2.	Significant Accounting Policies

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies,” including Accounting Standards Update 2013-8. The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncement — In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates at the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

Securities Valuation — Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”), the investment adviser to the Funds, determines that a price provided by the pricing service does not accurately reflect the market value of the securities or, when prices are not readily available from the pricing service, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities (including certain corporate bonds and bank debt) held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of each Fund’s investments and the inputs used to value the investments as of January 31, 2022 by security type:

EBS Income and Appreciation Fund:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$63,174,765	$1,800,000	$64,974,765
Convertible Bonds	—	22,531,306	—	22,531,306
Bank Debt	—	—	3,104,734	3,104,734
Common Stocks	2,550,011	—	—	2,550,011
Commercial Paper	—	10,499,551	—	10,499,551
Money Market Funds	17,729,386	—	—	17,729,386
Total	$20,279,397	$96,205,622	$4,904,734	$121,389,753

EBS Income Fund:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$170,230,428	$5,725,000	$175,955,428
U.S. Treasury Obligations	—	60,363,828	—	60,363,828
Bank Debt	—	—	6,303,551	6,303,551
Commercial Paper	—	39,996,241	—	39,996,241
Money Market Funds	52,784,723	—	—	52,784,723
Total	$52,784,723	$270,590,497	$12,028,551	$335,403,771

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the six months ended January 31, 2022:

EBS Income and Appreciation Fund

					Net change	Value
	Value as of				in unrealized	as of
Investments	July 31,		Sales/	Realized	appreciation	January 31,
in Securities	2021	Purchases	maturities	gains	(depreciation)	2022
Corporate Bonds	$2,438,016	$1,846,600	$(2,365,038)	$20,694	$(140,272)	$1,800,000
Bank Debt	2,289,137	884,757	(57,081)	—	(12,079)	3,104,734
Total	$4,727,153	$2,731,357	$(2,422,119)	$20,694	$(152,351)	$4,904,734

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

EBS Income Fund

					Net change
	Value as				in unrealized	Value as of
Investments	of July 31,		Sales/	Realized	appreciation	January 31,
in Securities	2021	Purchases	maturities	gains	(depreciation)	2022
Corporate Bonds	$5,319,307	$5,826,674	$(5,160,084)	$45,151	$(306,048)	$5,725,000
Bank Debt	4,647,643	1,796,324	(115,892)	—	(24,524)	6,303,551
Total	$9,966,950	$7,622,998	$(5,275,976)	$45,151	$(330,572)	$12,028,551

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held at January 31, 2022 is $(12,079) and $(24,524) for EBS Income and Appreciation Fund and EBS Income Fund, respectively.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income and Appreciation Fund

					Weighted
	Fair Value at				Average of
	January 31,	Valuation	Unobservable	Value/	Unobservable
	2022	Technique	Input[1]	Range	Inputs
Corporate Bonds	$1,800,000	Management’s Estimate of Future Cash Flows	Discount Rate[2]	13.50%	N/A
Bank Debt	$3,104,734	DCF Model	Discount Rate[2]	5.68%	N/A

EBS Income Fund

					Weighted
	Fair Value at				Average of
	January 31,	Valuation	Unobservable	Value/	Unobservable
	2022	Technique	Input[1]	Range	Inputs
Corporate Bonds	$5,725,000	Management’s Estimate of Future Cash Flows	Discount Rate[2]	13.50%	N/A
Bank Debt	$6,303,551	DCF Model	Discount Rate[2]	5.68%	N/A

DCF - Discounted Cash Flow

[1]	Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

[2]	The Discount Rate used is determined by the Adviser by employing a reference benchmark, adjusted by a credit spread.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

There were no derivative instruments held by the Funds as of or during the six months ended January 31, 2022.

Share Valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Income, Investment Transactions and Realized Capital Gains and Losses — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Investment transactions are accounted for on trade date. Realized capital gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid monthly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and realized capital gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended January 31, 2022 and July 31, 2021 was as follows:

	Periods		Long-Term	Total
	Ended	Ordinary Income	Capital Gains	Distributions
Eubel Brady & Suttman Income and Appreciation Fund	01/31/22	$2,616,546	$930,054	$3,546,600
	07/31/21	$3,444,131	$—	$3,444,131
Eubel Brady & Suttman Income Fund	01/31/22	$2,571,657	$—	$2,571,657
	07/31/21	$5,481,954	$—	$5,481,954

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2022:

	EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Tax cost of portfolio investments	$119,429,348	$337,213,897
Gross unrealized appreciation	$2,707,153	$774,014
Gross unrealized depreciation	(746,748)	(2,584,140)
Net unrealized appreciation (depreciation) on investments	1,960,405	(1,810,126)
Accumulated ordinary income (loss)	(11,634)	19,156
Other gains	1,005,968	72,930
Capital loss carryforwards	—	(2,514,848)
Accumulated earnings (deficit)	$2,954,739	$(4,232,888)

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds.

As of July 31, 2021, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Short-term	$—	$352,523
Long-term	—	2,162,325
	$—	$2,514,848

These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Unfunded Loan Commitment

At January 31, 2022, unfunded loan commitments for the Funds were as follows:

		Unfunded
Fund	Borrower	Commitment
EBS Income and Appreciation Fund	NCP SVP Texas, L.P.	$203,351
EBS Income Fund	NCP SVP Texas, L.P.	$412,865

Pursuant to an Asset-Based Lending Credit Agreement between the Funds and NCP SVP Texas, L.P. (the “Borrower”), the Borrower has agreed to pay the Funds a commitment fee equal to 0.25% of the average daily unfunded commitment balance, which is included within interest income on the Statements of Operations.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

4.	Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

Investment Adviser — Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser manages each Fund’s investments subject to oversight by the Board. The Funds do not pay the Adviser investment advisory fees under the Management Agreement. However, prior to investing in a Fund, a prospective shareholder must enter into an investment advisory agreement with the Adviser that calls for the payment of an advisory fee based upon a percentage of all assets (including shares of the Funds) managed by the Adviser on behalf of the prospective shareholder. The fee schedule may be negotiable at the time the account is opened and is generally based upon the value of assets held in the client’s account and the style of management.

The Adviser has entered into an agreement with the Funds under which it has agreed to reimburse Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, expenses incurred pursuant to the Funds’ Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of each Fund’s average daily net assets. Any payments by the Adviser of expenses which are a Fund’s obligation are subject to repayment by the Fund for a period of three years following the date on which such expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation in effect at the time such expenses were reimbursed; and (ii) the expense limitation in effect at the time the Adviser seeks reimbursement of such expenses. This agreement is currently in effect until December 1, 2022. No expense reimbursements were required during the six months ended January 31, 2022.

Administrator — Ultimus provides administration, fund accounting and transfer agency services to each Fund. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an interested person of the Trust receives from the Funds a fee of $2,625 for attendance at each meeting of the Board, in addition to reimbursement of travel

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

and other expenses incurred in attending the meetings. The Chairperson of the Audit and Governance Committee receives an additional annual fee of $1,000, paid quarterly.

5.	Securities Transactions

During the six months ended January 31, 2022, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Purchases of investment securities	$23,665,811	$79,316,413
Proceeds from sales and maturities of investment securities	$17,720,933	$49,204,007

During the six months ended January 31, 2022, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities were as follows:

EBS Income and
	Appreciation	EBS Income
	Fund	Fund
Purchases of investment securities	$—	$31,898,690
Proceeds from sales and maturities of investment securities	$—	$—

6.	Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account maintenance services to Fund shareholders. The annual fees paid under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the six months ended January 31, 2022, EBS Income and Appreciation Fund and EBS Income Fund incurred $24,437 and $64,749, respectively, of shareholder servicing fees pursuant to the Plan. No payments were made to the Adviser or the Distributor during the six months ended January 31, 2022.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2022, EBS Income and Appreciation Fund had 37.3% of the value of its net assets invested in securities within the Financials sector.

9.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including shareholder servicing fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2021 through January 31, 2022).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is based on each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. They will not help you determine the relative total costs of owning different funds. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning	Ending		Expenses
	Account Value	Account Value	Expense	Paid During
	August 1, 2021	January 31, 2022	Ratio(a)	Period(b)
EBS Income and Appreciation Fund
Based on Actual Fund Return	$1,000.00	$1,003.80	0.25%	$1.26
Based on Hypothetical 5% Fund Return (before expenses)	$1,000.00	$1,023.95	0.25%	$1.28

EBS Income Fund
Based on Actual Fund Return	$1,000.00	$994.80	0.18%	$0.91
Based on Hypothetical 5% Fund Return (before expenses)	$1,000.00	$1,024.30	0.18%	$0.92

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940. The program is reasonably designed to assess, manage, and periodically review each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board of Trustees approved the appointment of a Liquidity Risk Management Program Administrator (the “Liquidity Administrator”), which includes representatives from Eubel, Brady & Suttman Asset Management, Inc., the Funds’ investment adviser. The Liquidity Administrator is responsible for the administration of the program and its policies and procedures and for reporting to the Board on at least an annual basis regarding the program’s operation, adequacy and effectiveness, as well as any material changes to the program. The Liquidity Administrator assessed each Fund’s liquidity risk profile and the adequacy and effectiveness of the liquidity risk management program’s operations during the period from June 1, 2020 through May 31, 2021 (the “Review Period”) in order to prepare a written report for the Board of Trustees (the “Report”) for consideration at its meeting held on September 20, 2021. During the Review Period, neither of the Funds experienced unusual stress or disruption to its operations from any purchase and redemption activity. Also, during the Review Period each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and has been effectively implemented during the Review Period.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-800-391-1223. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at www.sec.gov.

EBS-SAR-22

(b)	Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Audit and Governance Committee shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	April 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	April 1, 2022

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer

Date	April 1, 2022

* Print the name and title of each signing officer under his or her signature.